Inventories	12 Months Ended
Dec. 31, 2019
Disclosure Of Inventories Explanatory [Abstract]
Inventories
7.	INVENTORIES

	December 31, 2019	December 31, 2018

Ore stockpile	$8,592	$17,714

Rough diamonds	70,190	56,300

Supplies inventory	32,990	28,247

Total	$111,772	$102,261
Depreciation and depletion included in inventories at December 31, 2019 is $23,894 (2018 - $21,519).
The amount of inventory expensed approximates cost of sales with respect to production costs incurred, and the cost of acquired diamonds.
Included in production costs, which are included in inventories, for the year ended December 31, 2019 are the Company’s 49% share of payroll and employee benefits for staff of the GK Mine of $38,318 (2018 - $34,017).